IMPAIRMENT OF NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
Impairment Of Non-financial Assets
IMPAIRMENT OF NON-FINANCIAL ASSETS

16.	IMPAIRMENT OF NON-FINANCIAL ASSETS

The Company cannot predict whether an event that could triggers impairment will occur, when it will occur or how it will affect the value of the asset reported. The Company believes that all its estimates are reasonable, are consistent with the Company’s internal reporting and reflect Management’s best estimates. However, inherent uncertainty exists which Management is not able to control. While changes in estimates could have a material impact on the calculation of fair values, and trigger impairment, the Company, based on the sensitivity analysis performed, is not aware of any reasonably possible changes in key assumptions that would cause a business unit’s carrying amount to exceed its recoverable amount.

For the year ended December 31, 2023, the Company performed impairment testing of the non-current assets of the Group (property, plant and equipment, intangible assets, goodwill, and right-of-use assets) for CGUs that had goodwill and assets with indefinite useful life allocated, as well as for other CGUs that showed indicators of impairment. The Company assesses internal and external sources of information as indicators, in accordance with IAS 36 - Impairment of Assets.

As a result of the impairment tests conducted, the Company did not identify any impairment or reversal of impairment losses scenario for any asset or CGU.

16.1 Assets with definite useful life

The company did not identify impairment indicators in the assets with definite useful life.

16.2 Assets with indefinite useful life

16.2.1 Methodology

The methodology used by the Company to determine the recoverable value of all its CGUs is the net fair value of selling expenses, using multiples of the profit before financial result, income tax and depreciation and amortization expenses (“EBITDA”), observed in the market for previous comparable business transactions in the domestic and international brewing industry. The values used by the Company for this approach are based on external sources of information. This measurement is classified at Level 2 of the fair value hierarchy, since the main source of information used by the Company to determine the recoverable value was the EBITDA multiples of observable transactions involving comparable businesses. As part of this multiples analysis, the Company has established that CGUs with invested capital that exceeds seven times their EBITDA should have their recoverable value determined using the value-in-use approach, to determine whether the value-in-use exceeds the carrying amount of the CGU. Based on the most recent analysis carried out by the Company, for 2023, only Chile and Panama met this criterion. Additionally, Brasil CGU was also included in the scope of testing, as it is the most representative CGU of the Group.

Thus, for Brazil, Panama and Chile CGUs, the Company also used discounted cash flow projections to determine the CGUs’ recoverable amounts, to corroborate the conclusions reached by applying the fair value less disposal costs approach that the carrying amount of these CGUs does not exceed their recognized accounting values.

16.2.2 Key assumptions

The key judgments, estimates and key assumptions used for the discounted free cash flow calculations for these CGUs were as follow:

▪	The first year of the model is based on management's best estimate of the free cash flow outlook for the current year.

▪	To the second year of the model, the free cash flow is based on AB InBev's strategic plan, as approved by key management. AB InBev's strategic plan is prepared on a per country basis, and is based on external sources of macroeconomic assumptions, industry trends, inflation and foreign exchange rates, experience and identified initiatives in terms of market share, revenue, variable and fixed costs, capital expenditure and working capital assumptions.

▪	From the third to the tenth year of the model, the cash flow is extrapolated using the growth in volumes, price indexes, and expected market share for each CGU. For Chile, the best estimates from local Management were considered.

▪	Projections are made in the functional currency of the business unit and discounted at the unit's weighted average cost of capital (“WACC”), considering sensitivities of this metric.

Based on the cash flow analysis, the growth rates applied ranged from 1.2% to 8.1%.

The nominal WACC applied in the local currency for each CGU was as follows:

CGU	2023
Chile	9.83%
Panama	10.72%
Brazil	12.38%

Although Ambev believes that its judgments, assumptions and estimates are appropriate, actual results may differ from these estimates based on different assumptions or market or macroeconomic conditions.

16.2.3 Sensitivity analysis

Based on the probable scenario, a sensitivity analysis was carried out for a 0.5 percentage point increase / decrease in the discount rate and growth rate. In any combination, the value of the cash flow is higher than its book value. As a result of this analysis, there is no need to record any provision to impairment from these assets.

Accounting Polices

The carrying amounts of non-financial assets, such as property, plant and equipment, goodwill and intangible assets without defined useful lives are reviewed, at least, at each reporting date to determine the existence of any indication of impairment. If there is any indication, the asset’s recoverable amount is estimated, and the non-recoverable amount is recognized as an impairment in the income statement. This assessment is performed for assets individually or for the smallest identifiable groups of assets that generate cash inflows independent of the cash inflows from other assets or other groups of assets, also referred to as CGUs.

Goodwill, intangible assets not yet available for use, and intangibles with indefinite useful lives, are tested for impairment at the business unit level (one level below the reportable segment level) at least annually, or whenever there is any indication of impairment. An impairment loss is recognized whenever the carrying amount of an asset or the related CGU exceeds its recoverable amount. Impairment losses are recognized in the income statement.

An impairment loss is recognized whenever the carrying amount of an asset or the related CGU exceeds its recoverable amount. Impairment losses are recognized in the income statement. Intangible assets with an indefinite useful life are tested on a fair value approach applying multiples that reflect current market transactions to indicators that drive the profitability of the asset or the royalty stream that could be obtained from licensing the intangible asset to another party in an arm’s length transaction.

The recoverable amounts of other assets are determined as the higher of their fair value less costs to sell and their value in use. For an asset that does not generate substantially independent cash inflows, the recoverable amount is allocated to the CGU to which the asset belongs. The recoverable amounts of the CGU to which the goodwill and the intangible assets with indefinite useful lives belong are based on the fair value net of selling expenses, using EBITDA multiples observed in the market for previous business combinations involving comparable businesses in the brewing industry. For some CGUs, these calculations are corroborated using the fair-value less costs of disposal approach, where the free cash flow of these CGUs is discounted to fair value using a discount rate after tax that reflects current valuation models for the time value of money, and the risks specific to the asset.

Impairment losses recognized in CGUs carrying amount of goodwill allocated to the CGUs and subsequently impact the carrying amount of the assets within the unit. Reversals of previously recognized impairments may occur, except for impairment losses related to goodwill due to expected future profitability. Non-financial assets are reviewed for the possible reversal of the impairment at the reporting date. Impairment losses are reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization.